UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

WASHINGTON, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT INVESTMENT COMPANIES

Investment Company Act File Number: 811-22930

USCF ETF TRUST

(Exact name of registrant as specified in charter)

1850 Mt. Diablo Blvd., Suite 640, Walnut Creek, CA 94596

(Address of principal executive offices) (Zip code)

USCF Advisers LLC

Mr. Stuart P. Crumbaugh

1850 Mt. Diablo Boulevard, Suite 640

Walnut Creek, California 94596

(Name and address of agent for service)

Registrant’s telephone number, including area code: (510) 522-9600

Date of fiscal year end: June 30

Date of reporting period: December 31, 2018

Form N-CSR is to be used by management investment companies to file reports with the Commission not later than 10 days after the transmission to stockholders of any report that is required to be transmitted to stockholders under Rule 30e-1 under the Investment Company Act of 1940 (17 CFR 270.30e-1). The Commission may use the information provided on Form N-CSR in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-CSR, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-CSR unless the Form displays a currently valid Office of Management and Budget (“OMB”) control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to Secretary, Securities and Exchange Commission, 450 Fifth Street, NW, Washington, DC 20549-0609. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. § 3507.

ITEM 1. REPORT TO SHAREHOLDERS.

The following is a copy of the Registrant’s report transmitted to shareholders pursuant to Rule 30e-1 under the Investment Company Act of 1940, as amended (the “1940 Act”) (17 CFR 270.30e-1).

Beginning on January 1, 2021, as permitted by regulations adopted by the U.S. Securities and Exchange Commission, paper copies of the funds’ shareholder reports will no longer be sent by mail, unless you specifically request paper copies of the reports from your financial intermediary, such as a broker-dealer or bank. Instead, the reports will be made available on a website, and you will be notified by mail each time a report is posted and provided with a website link to access the report.

If you already elected to receive shareholder reports electronically, you will not be affected by this change and you need not take any action. Please contact your financial intermediary to elect to receive shareholder reports and other fund communications electronically.

You may elect to receive all future reports in paper free of charge. Please contact your financial intermediary to inform them that you wish to continue receiving paper copies of your shareholder reports and for details about whether your election to receive reports in paper will apply to all funds held with your financial intermediary.

USCF ETF TRUST
TABLE OF CONTENTS

COMPARISON OF CHANGE IN VALUE OF $10,000 INVESTMENT IN USCF SUMMERHAVEN SHPEI INDEX FUND (“BUY”), THE SUMMERHAVEN PRIVATE EQUITY STRATEGY INDEXSM1 (“SHPEI”) AND S&P 500 INDEX®2 FROM NOVEMBER 30, 2017 (INCEPTION DATE)* TO DECEMBER 31, 2018.

The following graph depicts the performance of USCF SummerHaven SHPEI Index Fund (Net Asset Value and Market Value) vs. the SummerHaven Private Equity Strategy IndexSM1 and S&P 500 Index®2

	6 Months Return	One Year Return	Annualized Since Inception Return (11/30/2017)
USCF SummerHaven SHPEI Index Fund (NAV)	(21.49)%	(14.23)%	(12.81)%
USCF SummerHaven SHPEI Index Fund (Market Value)	(22.25)%	(15.30)%	(12.98)%
SummerHaven Private Equity Strategy IndexSM1	(21.26)%	(13.62)%	(12.17)%
S&P 500 Index®2	(6.85)%	(4.38)%	(3.07)%

*	The inception date is the date the fund started accruing expenses and commenced operations. Shares of BUY were listed on the NYSE Arca, Inc. on December 1, 2017.

2	Semi-Annual Report December 31, 2018

[1]	The SummerHaven Private Equity Strategy IndexSM (“SHPEI”) attempts to replicate the long-term (i.e., 10 years or more) return characteristics of diversified private equity allocations. SHPEI is designed to include publicly-traded companies that possess characteristics similar to the companies that private equity firms have historically selected for investment, as well as companies that SummerHaven Index Management, LLC (“SHIM”), as the index provider believes private equity firms are likely to select for investment in the future. However, SHPEI does not include, and the Fund does not invest in, private equity funds or private equity of companies. SHPEI is constructed using a proprietary methodology that favors companies with low enterprise value to earnings before interest, taxes, depreciation, and amortization (“EV /EBITDA”) ratios; low net equity issuance; low market capitalization; and moderate profitability. From a universe of approximately 3,000 U.S. companies, SHIM applies proprietary screens to determine an investable universe. SHPEI includes the greater of 200 companies or 20% of such investable universe. SHPEI is equally-weighted and rebalanced annually.
[2]	The Standard & Poor’s (“S&P”) 500 Index is an unmanaged index consisting of 500 stocks chosen for market size, liquidity, and industry group representation. It is a market-weighted index (stock price times number of shares outstanding) with each stock’s weight in the Index proportionate to its market value.

The performance shown represents past performance. Past performance is no guarantee of future results and current performance may be higher or lower than the performance shown. Return calculations assume the reinvestment of distributions and do not reflect taxes that a shareholder would pay on distributions or on the sale of shares. Principal value and investments returns will fluctuate and investors’ shares, when sold, may be worth more or less than the original cost. To obtain the most recent month-end performance data visit www.uscfinvestments.com or call 1-800-920-0259.

The Fund’s net asset value (“NAV”) is calculated by dividing the value of the Fund’s total assets less total liabilities by the number of shares outstanding. Share price returns are based on closing prices for the Fund and do not represent the returns an investor would receive if shares were traded at other times.

Shares of ETFs are bought and sold at market price (not NAV) and are not individually redeemed from the Fund. Brokerage commissions apply and will reduce returns. Market returns are based upon the midpoint of the bid/ask spread at 4:00 p.m. Eastern time (when NAV is normally determined for most ETFs), and do not represent the returns you would receive if you traded shares at other times.

3

COMPARISON OF CHANGE IN VALUE OF $10,000 INVESTMENT IN USCF SUMMERHAVEN SHPEN INDEX FUND (“BUYN”), THE SUMMERHAVEN PRIVATE EQUITY NATURAL RESOURCES INDEXSM1 (“SHPEN”) AND S&P NORTH AMERICAN NATURAL RESOURCES INDEX®2 FROM NOVEMBER 30, 2017 (INCEPTION DATE)* TO DECEMBER 31, 2018.

The following graph depicts the performance of USCF SummerHaven SHPEN Index Fund (Net Asset Value and Market Value) vs. the SummerHaven Private Equity Natural Resources IndexSM1 and S&P North American Resources Index®2

	6 Months Return	One Year Return	Annualized Since Inception Return (11/30/2017)
USCF SummerHaven SHPEN Index Fund (NAV)	(28.05)%	(23.32)%	(18.99)%
USCF SummerHaven SHPEN Index Fund (Market Value)	(28.04)%	(22.80)%	(19.17)%
SummerHaven Private Equity Natural Resources IndexSM1	(27.80)%	(22.72)%	(18.33)%
S&P North American Natural Resources Index®2	(25.03)%	(21.07)%	(15.39)%

*	The inception date is the date the fund started accruing expenses and commenced operations. Shares of BUYN were listed on the NYSE Arca, Inc. on December 1, 2017.

4	Semi-Annual Report December 31, 2018

[1]	The SummerHaven Private Equity Natural Resources IndexSM (“SHPEN”) attempts to replicate the long-term return (i.e., return over 10 years or longer) of diversified natural resources private equity allocations. SHPEN is designed to include publicly-traded companies that possess characteristics similar to the companies that private equity firms focusing on natural resources have historically selected for investment, as well as companies that SummerHaven Index Management, LLC (“SHIM”), as the index provider believes private equity firms focusing on natural resource investments are likely to select for investment in the future. However, SHPEN does not include, and the Fund does not invest in, private equity funds or private equity of companies. The Fund does not invest directly in natural resource commodities. SHPEN is constructed using a proprietary methodology that favors companies with low enterprise value to earnings before interest, taxes, depreciation, and amortization (“EV / EBITDA”) ratios; low net equity issuance; low market capitalization; and moderate profitability. Proprietary screens are applied to a universe of approximately 600 U.S. companies to determine an investable universe. SHPEN includes the greater of 80 companies or 40% of such investable universe. SHPEN is equally-weighted and rebalanced annually.
[2]	The S&P North American Natural Resources Sector Index provides investors with a equity benchmarks that represent U.S. traded securities. Each index is modified-capitalization weighted, where a stock’s weight is capped at a level determined on a sector basis. Total return indices are calculated for the U.S. indices as well as the price return series and reflect both ordinary and special dividends.

The performance shown represents past performance. Past performance is no guarantee of future results and current performance may be higher or lower than the performance shown. Return calculations assume the reinvestment of distributions and do not reflect taxes that a shareholder would pay on distributions or on the sale of shares. Principal value and investments returns will fluctuate and investors’ shares, when sold, may be worth more or less than the original cost. To obtain the most recent month-end performance data visit www.uscfinvestments.com or call 1-800-920-0259.

The Fund’s NAV is calculated by dividing the value of the Fund’s total assets less total liabilities by the number of shares outstanding. Share price returns are based on closing prices for the Fund and do not represent the returns an investor would receive if shares were traded at other times.

Shares of ETFs are bought and sold at market price (not NAV) and are not individually redeemed from the Fund. Brokerage commissions apply and will reduce returns. Market returns are based upon the midpoint of the bid/ask spread at 4:00 p.m. Eastern time (when NAV is normally determined for most ETFs), and do not represent the returns you would receive if you traded shares at other times.

5

COMPARISON OF CHANGE IN VALUE OF $10,000 INVESTMENT IN USCF SUMMERHAVEN DYNAMIC COMMODITY STRATEGY NO K-1 FUND (“SDCI”), SUMMERHAVEN DYNAMIC COMMODITY INDEX TOTAL RETURNSM1, BLOOMBERG COMMODITY INDEX TOTAL RETURNSM2 AND S&P GOLDMAN SACHS COMMODITY INDEX TOTAL RETURN®3 FROM MAY 2, 2018 (INCEPTION DATE)* TO DECEMBER 31, 2018

The following graph shows the value as of December 31, 2018 of a $10,000 investment made on May 1, 2018 (commencement of operations). For comparative purposes, the performance of USCF SummerHaven Dynamic Commodity Strategy No K-1 Fund (Net Asset Value and Market Value), the SummerHaven Dynamic Commodity Index Total ReturnSM1 (“SDCITR”) and the performance of Bloomberg Commodity Index Total ReturnSM2 and S&P Goldman Sachs Commodity Index Total Return®3 are shown.

	6 Months Return	Cumulative Since Inception Return (5/2/2018)
USCF SummerHaven Dynamic Commodity Strategy No K-1 Fund (NAV)	(13.67)%	(13.82)%
USCF SummerHaven Dynamic Commodity Strategy No K-1 Fund (Market Value)	(13.69)%	(13.80)%
SummerHaven Dynamic Commodity Index Total ReturnSM1	(13.63)%	(13.59)%
Bloomberg Commodity Index Total ReturnSM2	(11.24)%	(13.05)%
S&P Goldman Sachs Commodity Index Total Return®3	(21.91)%	(19.16)%

*	The inception date is the date the fund started accruing expenses and commenced operations. Shares of SDCI were listed on the NYSE Arca, Inc. on May 3, 2018.

6	Semi-Annual Report December 31, 2018

[1]	The SummerHaven Dynamic Commodity Index Total ReturnSM (“SDCITR”) is an index designed to reflect the performance of a fully margined and collateralized portfolio of exchange-traded commodities futures contracts. The total return of the SDCITR is based upon the market price movements of its component futures contracts and the return on the hypothetical investments used to collateralize those futures contracts. At any time, the SDCITR is comprised of 14 commodity futures contracts (the “Component Futures Contracts”), weighted equally by notional amount, selected each month based upon a universe of 27 eligible commodities and futures contracts for those commodities. The eligible futures contracts are traded on the Futures Exchanges in major industrialized countries, and typically have active and liquid markets. As of December 31, 2018, the universe of eligible commodities, categorized into six commodity sectors, including: energy, precious metals, industrial metals, grains, softs, and livestock. The SDCITR is rules-based and reconstituted and rebalanced monthly using quantitative formulas, subject to the constraint that each of the six commodity sectors above must be represented by at least one Component Futures Contract.
[2]	The Bloomberg Commodity Index Total ReturnSM (“BCOM”) is an index that tracks the performance of 22 broadly diversified commodity futures contracts. Prior to July 1, 2014, BCOM was known as the Dow Jones-UBS Commodity Index.
[3]	The S&P Goldman Sachs Commodity Index Total Return® (“SPGSCI”) is a composite index representing the unleveraged, long-only performance of a diversified group of commodity futures contracts. The returns are calculated on a fully collateralized basis with full reinvestment.

The performance shown represents past performance. Past performance is no guarantee of future results and current performance may be higher or lower than the performance shown. Return calculations assume the reinvestment of distributions and do not reflect taxes that a shareholder would pay on distributions or on the sale of shares. Principal value and investments returns will fluctuate and investors’ shares, when sold, may be worth more or less than the original cost. To obtain the most recent month-end performance data visit www.uscfinvestments.com or call 1-800-920-0259.

The Fund’s NAV is calculated by dividing the value of the Fund’s total assets less total liabilities by the number of shares outstanding. Share price returns are based on closing prices for the Fund and do not represent the returns an investor would receive if shares were traded at other times.

Shares of ETFs are bought and sold at market price (not NAV) and are not individually redeemed from the Fund. Brokerage commissions apply and will reduce returns. Market returns are based upon the midpoint of the bid/ask spread at 4:00 p.m. Eastern time (when NAV is normally determined for most ETFs), and do not represent the returns you would receive if you traded shares at other times.

7

DISCLOSURE OF FUND EXPENSES (unaudited)

As a shareholder of one or more of the USCF SummerHaven SHPEI Index Fund, the USCF SummerHaven SHPEN Index Fund and the USCF SummerHaven Dynamic Commodity Strategy No K-1 Fund (each a “Fund” and collectively, the “Funds”), each of which is a series of the USCF ETF Trust (the “Trust”), you may incur two potential types of costs: (1) transaction costs, such as brokerage commissions, for purchasing and selling your Fund shares, and (2) ongoing costs, including management fees and other Fund expenses. The following examples are intended to help you understand your ongoing costs (in dollars) of investing in a Fund and to compare these costs with the ongoing costs of investing in other funds. The examples are based on an investment of $1,000 invested at the beginning of the period and held for the entire period from July 1, 2018 until December 31, 2018.

Actual Return. The table below provides information about actual account values and actual expenses. You may use the information in this table, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number under the heading “Actual Expenses Paid During the Period” to estimate the expenses you paid on your account during this period.

Hypothetical 5% Return. The table below provides information about hypothetical account values and hypothetical expenses based on each Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare ongoing costs of investing in the Fund and other exchange-traded funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

The expenses shown in the table are meant to highlight ongoing costs only and do not reflect any transaction fees, such as brokerage commission paid on purchases and sales of Fund shares. Therefore, the number under the heading “Hypothetical Expenses paid during the period” is useful in comparing ongoing costs only, and may not help you determine the relative total costs of owning different funds.

8	Semi-Annual Report December 31, 2018

USCF ETF TRUST

Fund	Beginning Account Value 7/1/18	Actual Ending Account Value 12/31/18	Hypothetical Ending Account Value 12/31/18	Actual Expenses Paid During the Period(a)	Hypothetical Expenses Paid During the Period(a)	Annualized Expense Ratio
USCF SummerHaven SHPEI Index Fund	$1,000.00	$785.10	$1,020.42	$4.27	$4.84	0.95%
USCF SummerHaven SHPEN Index Fund	1,000.00	719.50	1,020.42	4.12	4.84	0.95%
USCF SummerHaven Dynamic Commodity Strategy No K-1 Fund	1,000.00	863.30	1,021.19	3.74	4.05	0.80%

(a)	Expenses (net of fee waivers and/or expense reimbursements) are equal to the Funds’ annualized expense ratio multiplied by the average account value over the period, multiplied by the number of days (184 days) in the most recent fiscal half-year, then divided by 365 (to reflect the one-half year period).

9

USCF ETF TRUST – USCF SUMMERHAVEN SHPEI INDEX FUND
SCHEDULE OF INVESTMENTS
AT DECEMBER 31, 2018 (unaudited)

	% of Total Net Assets	Shares	Market Value
Common Stocks	98.0%
Airlines	1.4%
Spirit Airlines, Inc.(a)	0.7%	216	$12,511
Other Airlines(b)	0.7%	591	12,667
			25,178

Auto Parts & Equipment	4.4%
Cooper Tire & Rubber Co.	0.5%	310	10,022
Miller Industries, Inc.	0.5%	320	8,640
Other Auto Parts & Equipment(b)	3.4%	5,363	62,335
			80,997

Banks	12.0%
Baycom Corp.(a)	0.4%	336	7,758
Cambridge Bancorp	0.4%	94	7,825
First Community Bancshares, Inc.	0.4%	251	7,901
OFG Bancorp	0.5%	571	9,399
Other Banks(b)	10.3%	11,859	191,430
			224,313

Chemicals	2.1%
Hawkins, Inc.	0.5%	223	9,132
Other Chemicals(b)	1.6%	2,114	30,698
			39,830

Commercial Services	5.5%
Cardtronics PLC - Class A(a)	0.4%	316	8,216
Ennis, Inc.	0.4%	409	7,873
H&R Block, Inc.	0.5%	353	8,956
K12, Inc.(a)	0.6%	469	11,627
Rent-A-Center, Inc.(a)	0.5%	564	9,131
Other Commercial Services(b)	3.1%	6,185	56,971
			102,774

Computers	1.9%
Presidio, Inc.	0.4%	597	7,791
Other Computers(b)	1.5%	2,516	27,783
			35,574

The accompanying notes are an integral part of the financial statements.

10	Semi-Annual Report December 31, 2018

USCF ETF TRUST – USCF SUMMERHAVEN SHPEI INDEX FUND
SCHEDULE OF INVESTMENTS
AT DECEMBER 31, 2018 (unaudited) (continued)

	% of Total Net Assets	Shares	Market Value
Diversified Financial Services	2.4%
Investment Technology Group, Inc.	0.7%	391	$11,824
Waddell & Reed Financial, Inc. - Class A	0.4%	430	7,775
Other Diversified Financial Services(b)	1.3%	2,721	24,775
			44,374

Electronics	5.7%
Atkore International Group, Inc.(a)	0.4%	394	7,817
Electro Scientific Industries, Inc.(a)	0.8%	490	14,680
SYNNEX Corp.	0.5%	121	9,782
Tech Data Corp.(a)	0.4%	97	7,936
Other Electronics(b)	3.6%	4,158	65,645
			105,860

Energy-Alternate Sources	1.9%
FutureFuel Corp.	0.5%	584	9,262
Renewable Energy Group, Inc.(a)	0.6%	479	12,310
Other Energy-Alternate Sources(b)	0.8%	1,450	14,083
			35,655

Environmental Control	0.5%
CECO Environmental Corp.(a)	0.5%	1,265	8,539

Forest Products & Paper	1.2%
Clearwater Paper Corp.(a)	0.5%	341	8,310
Verso Corp. - Class A(a)	0.4%	375	8,400
Other Forest Products & Paper(b)	0.3%	890	6,113
			22,823

Healthcare-Services	1.5%
Civitas Solutions, Inc.(a)	0.5%	506	8,860
Molina Healthcare, Inc.(a)	0.5%	80	9,298
Other Healthcare-Services(b)	0.5%	1,175	10,596
			28,754

Home Furnishings	1.6%
Sleep Number Corp.(a)	0.4%	262	8,313
Other Home Furnishings(b)	1.2%	1,948	22,212
			30,525

The accompanying notes are an integral part of the financial statements.

11

USCF ETF TRUST – USCF SUMMERHAVEN SHPEI INDEX FUND
SCHEDULE OF INVESTMENTS
AT DECEMBER 31, 2018 (unaudited) (continued)

	% of Total Net Assets	Shares	Market Value
Insurance	2.9%
American National Insurance Co.	0.5%	67	$8,525
Assured Guaranty Ltd.	0.5%	225	8,613
Employers Holdings, Inc.	0.5%	204	8,562
Investors Title Co.	0.4%	47	8,304
Other Insurance	1.0%	1,682	19,986
			53,990

Media	1.2%
Houghton Mifflin Harcourt Co.(a)	0.5%	1,000	8,860
Other Media(b)	0.7%	2,320	12,564
			21,424

Miscellaneous Manufacturer	1.7%
Fabrinet(a)	0.6%	218	11,186
Other Miscellaneous Manufacturer(b)	1.1%	1,320	20,328
			31,514

Oil & Gas	4.4%
Murphy USA, Inc.(a)	0.5%	107	8,201
Other Oil & Gas(b)	3.9%	7,831	74,485
			82,686

Pharmaceuticals	2.7%
Anika Therapeutics, Inc.(a)	0.4%	238	7,999
Natural Grocers by Vitamin Cottage, Inc.(a)	0.5%	624	9,566
Other Pharmaceuticals(b)	1.8%	4,891	33,515
			51,080

Retail	15.4%
Barnes & Noble, Inc.	0.6%	1,510	10,706
Foot Locker, Inc.	0.4%	156	8,299
Genesco, Inc.(a)	0.5%	206	9,126
Regis Corp.(a)	0.4%	490	8,305
Sally Beauty Holdings, Inc.(a)	0.5%	517	8,815
Shoe Carnival, Inc.	0.4%	247	8,277
World Fuel Services Corp.	0.5%	393	8,414
Other Retail(b)	12.1%	24,038	226,281
			288,223

Semiconductors	1.7%
Photronics, Inc.(a)	0.5%	937	9,070

The accompanying notes are an integral part of the financial statements.

12	Semi-Annual Report December 31, 2018

USCF ETF TRUST – USCF SUMMERHAVEN SHPEI INDEX FUND
SCHEDULE OF INVESTMENTS
AT DECEMBER 31, 2018 (unaudited) (continued)

	% of Total Net Assets	Shares	Market Value
Semiconductors (continued)	1.7%
SMART Global Holdings, Inc.(a)	0.4%	264	$7,841
Other Semiconductors(b)	0.8%	3,191	16,059
			32,970

Telecommunications	2.6%
ATN International, Inc.	0.6%	148	10,586
RigNet, Inc.(a)	0.5%	731	9,240
Other Telecommunications(b)	1.5%	7,155	28,864
			48,690

Transportation	1.7%
Air Transport Services Group, Inc.(a)	0.4%	349	7,961
Other Transportation(b)	1.3%	3,098	24,434
			32,395

Trucking & Leasing	0.8%
Willis Lease Finance Corp.(a)	0.5%	265	9,169
Other Trucking & Leasing(b)	0.3%	416	5,971
			15,140

Miscellaneous(b)(c)	20.8%		389,840

Total Common Stocks (Cost $2,370,106)	98.0%		$1,833,148
Total Investments (Cost $2,370,106)(d)	98.0%		$1,833,148
Other Assets in Excess of Liabilities	2.0%		36,519
Total Net Assets	100.0%		$1,869,667

(a)	Non income producing security.
(b)	Industry classifications and or positions included individually represent less than 1% of total net assets and are not included in the top 50 holdings of the Fund, which may also include non-income producing securities.
(c)	Miscellaneous classifications represents industries and position less than 1% of total net assets and are not included in the top 50 holdings of the Fund, which may also include non-income producing securities.
(d)	The aggregate cost of investments for tax purposes was $2,370,106. The net unrealized depreciation was $(536,958), which consisted of aggregate gross unrealized appreciation of $75,063 and aggregate gross unrealized depreciation of $(612,021).

The accompanying notes are an integral part of the financial statements.

13

USCF ETF TRUST – USCF SUMMERHAVEN SHPEI INDEX FUND
SCHEDULE OF INVESTMENTS
AT DECEMBER 31, 2018 (unaudited) (continued)

Summary of Investments by Country^
United States	97.1%
Bermuda	0.7
Thailand	0.6
Puerto Rico	0.5
United Kingdom	0.5
Luxembourg	0.3
Ireland	0.3
Total	100.0%

Summary of Investments by Sector^
Consumer Cyclical	27.9%
Financial	19.6
Industrial	17.9
Consumer Non-cyclical	13.6
Energy	7.8
Technology	5.2
Basic Materials	4.2
Communications	3.8
100.0%

^ As a percentage of total investments. All stocks are listed on U.S. Exchanges.

The accompanying notes are an integral part of the financial statements.

14	Semi-Annual Report December 31, 2018

USCF ETF TRUST – USCF SUMMERHAVEN SHPEN INDEX FUND
SCHEDULE OF INVESTMENTS
AT DECEMBER 31, 2018 (unaudited)

	% of Total Net Assets	Shares	Market Value
Common Stocks	96.4%
Auto Manufacturers	1.7%
Wabash National Corp.	1.0%	1,275	$16,677
Other Auto Manufacturers	0.7%	1,505	11,302
			27,979

Auto Parts & Equipment	19.5%
Allison Transmission Holdings, Inc.	1.6%	616	27,049
American Axle & Manufacturing Holdings, Inc.(a)	1.0%	1,499	16,639
BorgWarner, Inc.	1.2%	557	19,350
Commercial Vehicle Group, Inc.(a)	1.1%	3,238	18,457
Cooper Tire & Rubber Co.	1.8%	921	29,776
Dana, Inc.	1.0%	1,208	16,465
Goodyear Tire & Rubber Co. (The)	1.3%	1,055	21,532
Meritor, Inc.(a)	1.1%	1,122	18,973
Miller Industries, Inc.	1.6%	955	25,785
Motorcar Parts of America, Inc.(a)	1.2%	1,192	19,835
Standard Motor Products, Inc.	1.5%	511	24,748
Tower International, Inc.	1.1%	747	17,779
Other Auto Parts & Equipment(b)	4.0%	4,304	67,935
			324,323

Building Materials	1.1%
US Concrete, Inc.(a)	1.1%	507	17,887

Coal	3.4%
CONSOL Energy, Inc.(a)	1.2%	644	20,421
Hallador Energy Co.	1.2%	3,733	18,926
Peabody Energy Corp.	1.0%	555	16,917
			56,264

Electrical Components & Equipment	3.0%
Encore Wire Corp.	1.5%	503	25,240
EnerSys	1.5%	323	25,068
			50,308

Energy-Alternate Sources	5.9%
First Solar, Inc.(a)	1.2%	460	19,529
Renewable Energy Group, Inc.(a)	2.2%	1,443	37,085

The accompanying notes are an integral part of the financial statements.

15

USCF ETF TRUST – USCF SUMMERHAVEN SHPEN INDEX FUND
SCHEDULE OF INVESTMENTS
AT DECEMBER 31, 2018 (unaudited) (continued)

	% of Total Net Assets	Shares	Market Value
Energy-Alternate Sources (continued)	5.9%
REX American Resources Corp.(a)	1.3%	314	$21,386
TPI Composites, Inc.(a)	1.2%	836	20,549
			98,549

Environmental Control	1.3%
Pentair PLC	1.3%	585	22,101

Food	3.1%
Pilgrim’s Pride Corp.(a)	1.2%	1,257	19,496
Sanderson Farms, Inc.	1.4%	232	23,035
Other Food	0.5%	2,419	9,217
			51,748

Forest Products & Paper	4.2%
Domtar Corp.	1.1%	522	18,338
Verso Corp. - Class A(a)	1.5%	1,124	25,178
Other Forest Products & Paper	1.6%	1,812	26,416
			69,932

Hand & Machine Tools	1.4%
Kennametal, Inc.	1.4%	693	23,063

Iron & Steel	3.6%
Carpenter Technology Corp.	1.0%	453	16,131
Shiloh Industries, Inc.(a)	1.0%	2,764	16,114
Other Iron & Steel(b)	1.6%	2,809	26,246
			58,491

Machinery-Construction & Mining	2.2%
Oshkosh Corp.	1.3%	344	21,091
Other Machinery-Construction & Mining	0.9%	561	15,467
			36,558

Machinery-Diversified	6.7%
AGCO Corp.	1.3%	398	22,157
Alamo Group, Inc.	1.3%	271	20,954
Briggs & Stratton Corp.	1.1%	1,362	17,815
Hurco Cos, Inc.	1.1%	543	19,385

The accompanying notes are an integral part of the financial statements.

16	Semi-Annual Report December 31, 2018

USCF ETF TRUST – USCF SUMMERHAVEN SHPEN INDEX FUND
SCHEDULE OF INVESTMENTS
AT DECEMBER 31, 2018 (unaudited) (continued)

	% of Total Net Assets	Shares	Market Value
Machinery-Diversified (continued)	6.7%
Ichor Holdings Ltd.(a)	1.1%	1,094	$17,832
Other Machinery-Diversified(b)	0.8%	925	13,662
			111,805

Mining	4.8%
Kaiser Aluminum Corp.	1.3%	231	20,626
Tahoe Resources, Inc.(a)	1.1%	5,071	18,509
Other Mining(b)	2.4%	5,710	40,024
			79,159

Miscellaneous Manufacturer	2.3%
Harsco Corp.(a)	1.3%	1,121	22,263
Tredegar Corp.	1.0%	1,041	16,510
			38,773

Oil & Gas	25.3%
Adams Resources & Energy, Inc.	1.4%	594	22,994
CVR Energy, Inc.	1.4%	658	22,688
Exterran Corp.(a)	1.0%	943	16,691
Keane Group, Inc.(a)	1.0%	1,933	15,812
Murphy Oil Corp.	1.0%	755	17,659
Murphy USA, Inc.(a)	1.5%	320	24,525
Par Pacific Holdings, Inc.(a)	1.2%	1,412	20,022
PBF Energy, Inc. - Class A	1.1%	565	18,458
ProPetro Holding Corp.(a)	1.2%	1,575	19,404
Resolute Energy Corp.(a)	1.2%	697	20,199
RPC, Inc.	1.0%	1,611	15,901
SEACOR Holdings, Inc.(a)	1.0%	449	16,613
SilverBow Resources, Inc.(a)	1.1%	800	18,912
Other Oil & Gas(b)	10.2%	31,435	170,177
			420,055

Packaging & Containers	4.3%
Owens-Illinois, Inc.(a)	1.5%	1,461	25,188
Silgan Holdings, Inc.	1.3%	920	21,730
Sonoco Products Co.	1.5%	466	24,759
			71,677

The accompanying notes are an integral part of the financial statements.

17

USCF ETF TRUST – USCF SUMMERHAVEN SHPEN INDEX FUND
SCHEDULE OF INVESTMENTS
AT DECEMBER 31, 2018 (unaudited) (continued)

	% of Total Net Assets	Shares	Market Value
Retail	1.5%
World Fuel Services Corp.	1.5%	1,178	$25,221

Trucking & Leasing	1.1%
Greenbrier Cos, Inc. (The)	1.1%	447	17,674

Total Common Stocks (Cost $2,319,736)	96.4%		$1,601,567
Total Investments (Cost $2,319,736)(c)	96.4%		$1,601,567
Other Assets in Excess of Liabilities	3.6%		59,299
Total Net Assets	100.0%		$1,660,866

(a)	Non income producing security.
(b)	Industry classifications and or positions included individually represent less than 1% of total net assets and are not included in the top 50 holdings of the Fund, which may also include non-income producing securities.
(c)	The aggregate cost of investments for tax purposes was $2,319,736. The net unrealized depreciation was $(718,169), which consisted of aggregate gross unrealized appreciation of $28,104 and aggregate gross unrealized depreciation of $(746,273).

Summary of Investments by Country^
United States	98.6%
United Kingdom	1.4
Total	100.0%

Summary of Investments by Sector^
Energy	35.9%
Industrial	24.3
Consumer Cyclical	23.6
Basic Materials	13.0
Consumer Non-cyclical	3.2
100.0%

^ As a percentage of total investments. All stocks are listed on U.S. Exchanges.

The accompanying notes are an integral part of the financial statements.

18	Semi-Annual Report December 31, 2018

USCF ETF TRUST – USCF DYNAMIC COMMODITY STRATEGY NO K-1 FUND CONSOLIDATED SCHEDULE OF INVESTMENTS
AT DECEMBER 31, 2018 (unaudited)

Besides the following listed futures contracts, treasury bills, money market funds and time deposits of the Fund and its wholly-owned subsidiary, there were no additional investments held by the Fund at December 31, 2018.

The following futures contracts of the Fund’s wholly-owned subsidiary were open at December 31, 2018 (see Security Valuation in the Notes to Financial Statements):

	Number of Contracts	Notional Amount	Expiration Date	Value/ Unrealized Gain (Loss) on Open Commodity Contracts	% of Total Net Assets
Open Futures Contracts - Long
Foreign Contracts
LME Aluminum Futures LA January 2019 contracts	9	$434,739	Jan-19	$(24,620)	(0.6)%
LME Tin Futures LT January 2019 contracts	5	471,675	Jan-19	16,575	0.4%
LME Zinc Futures LX January 2019 contracts	14	873,158	Jan-19	(4,282)	(0.1)%
LME Tin Futures LT April 2019 contracts	3	291,230	Apr-19	895	0.0%*
LME Zinc Futures LX May 2019 contracts	4	246,382	May-19	(592)	0.0%*
	35	2,317,184		(12,024)	(0.3)%
United States Contracts
NYMEX RBOB Gasoline Futures RB March 2019 contracts	5	276,994	Feb-19	(1,474)	(0.1)%
ICE Cotton #2 Futures CT March 2019 contracts	7	274,335	Mar-19	(21,635)	(0.6)%
CBOT Wheat Futures W March 2019 contracts	11	314,863	Mar-19	(38,075)	(1.0)%
ICE Cocoa Futures CC March 2019 contracts	12	268,190	Mar-19	21,730	0.6%
COMEX Copper Futures HG March 2019 contracts	4	270,162	Mar-19	(7,063)	(0.2)%
CME Feeder Cattle Futures FC March 2019 contracts	4	292,625	Mar-19	875	0.0%*
NYMEX Heating Oil Futures HO April 2019 contracts	4	365,900	Mar-19	(87,675)	(2.3)%
COMEX Gold Futures GC April 2019 contracts	2	256,920	Apr-19	620	0.0%*
NYMEX Natural Gas Futures NG May 2019 contracts	10	259,740	Apr-19	7,460	0.2%
CME Live Cattle Futures FC April 2019 contracts	5	244,780	Apr-19	7,720	0.2%

The accompanying notes are an integral part of the financial statements.

19

USCF ETF TRUST – USCF DYNAMIC COMMODITY STRATEGY NO K-1 FUND CONSOLIDATED SCHEDULE OF INVESTMENTS
AT DECEMBER 31, 2018 (unaudited) (continued)

	Number of Contracts	Notional Amount	Expiration Date	Value/ Unrealized Gain (Loss) on Open Commodity Contracts	% of Total Net Assets
CBOT Soybean Meal FuturesSM August 2019 contracts	9	286,770	Aug-19	(390)	0.0%*
CBOT Corn Futures C December 2019 contracts	14	277,900	Dec-19	350	0.0%*
	87	3,389,179		(117,557)	(3.2)%

Open Futures Contracts - Short**
Foreign Contracts
LME Aluminum Futures LA January 2019 contracts	9	$(417,574)	Jan-19	$7,398	0.2%
LME Tin Futures LT January 2019 contracts	5	(459,000)	Jan-19	(29,288)	(0.8)%
LME Zinc Futures LX January 2019 contracts	14	(886,036)	Jan-19	17,071	0.5%
	28	(1,762,610)		(4,819)	(0.1)%
Total Open Futures Contracts***	150	$3,943,753		$(134,400)	(3.6)%

	Principal Amount	Market Value	% of Total Net Assets
Cash Equivalents
United States Treasury Obligations
U.S. Treasury Bills:
2.11%, 1/03/2019	$150,000	$149,983	4.0%
2.17%, 1/10/2019	150,000	149,919	4.0%
2.29%, 1/17/2019	100,000	99,898	2.7%
2.28%, 1/24/2019	100,000	99,855	2.7%
2.13%, 1/31/2019	400,000	399,301	10.5%
2.32%, 2/07/2019	50,000	49,881	1.3%
2.34%, 2/14/2019	50,000	49,858	1.3%
2.23%, 2/21/2019	250,000	249,216	6.6%
2.21%, 2/28/2019	350,000	348,775	9.3%
2.35%, 3/07/2019	50,000	49,789	1.3%
2.22%, 3/28/2019	350,000	348,173	9.2%
2.25%, 4/25/2019	300,000	297,901	7.9%
2.47%, 5/09/2019	200,000	198,268	5.3%
2.29%, 5/23/2019	500,000	495,582	13.1%
2.35%, 6/20/2019	300,000	296,732	7.9%
Total Treasury Obligations (Cost $3,283,131)		$3,283,131	87.1%

The accompanying notes are an integral part of the financial statements.

20	Semi-Annual Report December 31, 2018

USCF ETF TRUST – USCF DYNAMIC COMMODITY STRATEGY NO K-1 FUND CONSOLIDATED SCHEDULE OF INVESTMENTS
AT DECEMBER 31, 2018 (unaudited) (continued)

	Principal Amount	Market Value	% of Total Net Assets
United States - Money Market Funds
Goldman Sachs Financial Square Funds - Government Fund - Class FS	$40,000	$40,000	1.1%
Morgan Stanley Institutional Liquidity Funds - Government Portfolio	328,000	328,000	8.7%
Total Money Market Funds (Cost $368,000)		$368,000	9.8%

	Face Amount	Market Value	% of Total Net Assets
Time Deposit
Brown Brothers Harriman & Co., 1.77% due 01/02/2019	$1,912	$1,912	0.1%
Total Time Deposit (Cost $1,912)		$1,912	0.1%
Total Cash Equivalents (Cost $3,653,043)		$3,653,043	97.0%

	Principal Amount
Short-Term Investment
United States Treasury Obligation
U.S. Treasury Bill, 2.59%, 8/15/2019	$100,000	$98,405	2.6%
Total Treasury Obligation (Cost $98,405)		$98,405	2.6%
Total Short-Term Investment (Cost $98,405)		$98,405	2.6%
Total Investments (Cost $3,751,448)(a)		$3,617,048	96.0%
Other Assets in Excess of Liabilities		150,476	4.0%
Total Net Assets		$3,767,524	100.0%

*	Position represents less than 0.05%.
**	All short contracts are offset by the same number of Futures Contracts in the corresponding long positions and are acquired solely for the purpose of reducing a long position (e.g., due to a redemption or to reflect a rebalancing of the SDCI).
***	Collateral amounted to $700,821 on open futures contracts.
(a)	The aggregate cost of investments for tax purposes was $3,751,448.

Summary of Investments by Country^
United States	100.4%
United Kingdom	(0.4)
Total	100.0%

^ As a percentage of total investments. All securities are listed on U.S. Exchanges.

The accompanying notes are an integral part of the financial statements.

21

USCF ETF TRUST
STATEMENTS OF ASSETS AND LIABILITIES
DECEMBER 31, 2018 (unaudited)

	USCF SummerHaven SHPEI Index Fund	USCF SummerHaven SHPEN Index Fund
Assets:
Investments, at Market Value	$1,833,148	$1,601,567
Cash	40,750	63,797
Receivables:
Dividends	1,333	867
Other Assets	210	215
Total Assets	1,875,441	1,666,446

Liabilities:
Payables:
Accrued Management Fees	5,774	5,580
Total Liabilities	5,774	5,580
Total Net Assets	$1,869,667	$1,660,866

Net Assets Consist of:
Capital Paid In	$2,494,309	$2,519,549
Total Distributable Earnings (Loss)	(624,642)	(858,683)
Total Net Assets	$1,869,667	$1,660,866

Net Asset Value Per Share
Total Net Assets	$1,869,667	$1,660,866
Shares of Beneficial Interest Outstanding (Unlimited Shares of $0.001 Par Value Authorized)	100,000	100,000
Net Asset Value	$18.70	$16.61
Investments, at Cost	$2,370,106	$2,319,736

The accompanying notes are an integral part of the financial statements.

22	Semi-Annual Report December 31, 2018

USCF ETF TRUST –
USCF SUMMERHAVEN DYNAMIC COMMODITY STRATEGY NO K-1 FUND CONSOLIDATED STATEMENT OF ASSETS AND LIABILITIES
DECEMBER 31, 2018 (unaudited)

Assets:
Investments, at Market Value:
Cash and Cash Equivalents	$3,653,043
Short-Term Investments	98,405
Net Unrealized Appreciation (Depreciation) on Open Futures Contracts	(134,400)
3,617,048
Cash	151,855
Receivables:
Dividends and Interest Receivable	1,200
Other Assets	676
Total Assets	3,770,779

Liabilities:
Payables:
Accrued Management Fees	3,255
Total Liabilities	3,255
Total Net Assets	$3,767,524

Net Assets Consist of:
Capital Paid In	$4,760,366
Total Distributable Earnings (Loss)	(992,842)
Total Net Assets	$3,767,524

Net Asset Value Per Share:
Total Net Assets	$3,767,524
Shares of Beneficial Interest Outstanding (Unlimited Shares of $0.001 Par Value Authorized)	200,000
Net Asset Value	$18.84
Investments, at Cost	$3,751,448

The accompanying notes are an integral part of the financial statements.

23

USCF ETF TRUST
STATEMENTS OF OPERATIONS
FOR THE SIX MONTHS ENDED DECEMBER 31, 2018 (unaudited)

	USCF SummerHaven SHPEI Index Fund	USCF SummerHaven SHPEN Index Fund
Investment Income:
Dividend Income (less net foreign withholding tax $22 and $0, respectively)	$16,462	$14,046
Interest Income	116	118
Total Investment Income	16,578	14,164

Expenses:
Management Fee	12,432	12,209
Total Expenses	12,432	12,209
Net Investment Income (Loss)	4,146	1,955

Realized and Unrealized Gain (Loss) on Investments:
Net Realized Gain (Loss) on Investments	169,573	187,444
Net Change in Unrealized Appreciation (Depreciation) on Investments	(763,583)	(972,822)
Net Change in Realized and Unrealized Gain (Loss) on Investments	(594,010)	(785,378)
Net Increase (Decrease) in Net Assets Resulting from Operations	$(589,864)	$(783,423)

The accompanying notes are an integral part of the financial statements.

24	Semi-Annual Report December 31, 2018

USCF ETF TRUST –
USCF SUMMERHAVEN DYNAMIC COMMODITY STRATEGY NO K-1 FUND CONSOLIDATED STATEMENT OF OPERATIONS
FOR THE SIX MONTHS ENDED DECEMBER 31, 2018 (unaudited)

Investment Income:
Dividend Income (less net foreign withholding tax $0)	$13,296
Interest Income	50,459
Total Investment income	63,755

Expenses:
Management Fees	25,754
Total Expenses	25,754
Net Investment Income (Loss)	38,001

Realized and Unrealized Gain (Loss) on Investments:
Net Realized Gain (Loss) on Futures Contracts	(832,928)
Net Change in Unrealized Appreciation (Depreciation) on Open Futures Contracts	(153,325)
Net Change in Realized and Unrealized Gain (Loss) on Futures Contracts	(986,253)
Net Increase (Decrease) in Net Assets Resulting from Operations	$(948,252)

The accompanying notes are an integral part of the financial statements.

25

USCF ETF TRUST
STATEMENTS OF CHANGES IN NET ASSETS

	USCF SummerHaven SHPEI Index Fund
	For the Six Months Ended December 31, 2018 (unaudited)	For the Period Ended June 30, 2018*
Operations:
Net Investment Income (Loss)	$4,146	$8,039
Net Realized Gain (Loss) on Investments	169,573	7,836
Net Changes in Unrealized Appreciation (Depreciation) on Investments	(763,583)	226,625
Net Increase (Decrease) in Net Assets Resulting from Operations	(589,864)	242,500

Distributions to Shareholders from:
Net Investment Income	(3,962)	(8,149)
Capital Gains	(265,277)	—
Total Distributions to Shareholders	(269,239)	(8,149)

Shareholder Transactions:
Proceeds from Shares Sold	—	2,494,422
Shares Issued as Reinvestment of Dividends and Distributions	—	—
Cost of Shares Redeemed	—	(28)
Net Increase (Decrease) in Net Assets from Shares Transactions	—	2,494,394
Net Increase (Decrease) in Net Assets	(859,103)	2,728,745

Net Assets:
Beginning of Period	2,728,770	25
End of Period	$1,869,667	$2,728,770

Changes in Shares Outstanding:
Shares Outstanding, Beginning of Period	100,000	1 *
Shares Issued	—	100,000
Shares Issued in Reinvestment of Dividends and Distributions	—	—
Shares Redeemed	—	(1)
Shares Outstanding, End of Period	100,000	100,000

* Inception Date, November 30, 2017.

The accompanying notes are an integral part of the financial statements.

26	Semi-Annual Report December 31, 2018

USCF ETF TRUST
STATEMENTS OF CHANGES IN NET ASSETS (continued)

	USCF SummerHaven SHPEN Index Fund
	For the Six Months Ended December 31, 2018 (unaudited)	For the Period Ended June 30, 2018*
Operations:
Net Investment Income (Loss)	$1,955	$1,392
Net Realized Gain (Loss) on Investments	187,444	10,770
Net Changes in Unrealized Appreciation (Depreciation) on Investments	(972,822)	254,653
Net Increase (Decrease) in Net Assets Resulting from Operations	(783,423)	266,815

Distributions to Shareholders from:
Net Investment Income	(2,351)	(1,516)
Capital Gains	(338,208)	—
Total Distributions to Shareholders	(340,559)	(1,516)

Shareholder Transactions:
Proceeds from Shares Sold	—	2,519,552
Shares Issued as Reinvestment of Dividends and Distributions	—	—
Cost of Shares Redeemed	—	(28)
Net Increase (Decrease) in Net Assets from Shares Transactions	—	2,519,524
Net Increase (Decrease) in Net Assets	(1,123,982)	2,784,823

Net Assets:
Beginning of Period	2,784,848	25
End of Period	$1,660,866	$2,784,848

Changes in Shares Outstanding:
Shares Outstanding, Beginning of Period	100,000	1 *
Shares Issued	—	100,000
Shares Issued in Reinvestment of Dividends and Distributions	—	—
Shares Redeemed	—	(1)
Shares Outstanding, End of Period	100,000	100,000

* Inception Date, November 30, 2017.

The accompanying notes are an integral part of the financial statements.

27

USCF ETF TRUST
CONSOLIDATED STATEMENTS OF CHANGES IN NET ASSETS

	USCF SummerHaven Dynamic Commodity Strategy No K-1 Fund
	For the Six Months Ended December 31, 2018 (unaudited)	For the Period Ended June 30, 2018*
Operations:
Net Investment Income (Loss)	$38,001	$9,170
Net Realized Gain (Loss) on Futures Contracts	(832,928)	(94,841)
Net Change in Unrealized Appreciation (Depreciation) on Futures Contracts	(153,325)	18,925
Net Increase (Decrease) in Net Assets Resulting from Operations	(948,252)	(66,746)

Distributions to Shareholders from:
Net Investment Income	(29,240)	(8,760)
Capital Gains	—	—
Total Distributions to Shareholders	(29,240)	(8,760)

Shareholder Transactions:
Proceeds from Shares Sold - Class TF	—	8,849,703
Shares Issued as Reinvestment of Dividends and Distributions - Class TF	—	—
Cost of Shares Redeemed - Class TF	(4,029,184)	(22)
Net Increase (Decrease) in Net Assets from Shares Transactions	(4,029,184)	8,849,681
Net Increase (Decrease) in Net Assets	(5,006,676)	8,774,175

Net Assets:
Beginning of Period	8,774,200	25
End of Period	$3,767,524	$8,774,200

Changes in Shares Outstanding:
Shares Outstanding, Beginning of Period	400,000	1 *
Shares Issued	—	400,000
Shares Issued in Reinvestment of Dividends and Distributions	—	—
Shares Redeemed	(200,000)	(1)
Shares Outstanding, End of Period	200,000	400,000

* Inception Date, May 2, 2018.

The accompanying notes are an integral part of the financial statements.

28	Semi-Annual Report December 31, 2018

USCF ETF TRUST – USCF SUMMERHAVEN SHPEI INDEX FUND
FINANCIAL HIGHLIGHTS

SELECTED DATA FOR A SHARE OF COMMON STOCK OUTSTANDING THROUGHOUT THE PERIOD INDICTED:

	For the Six Months Ended December 31, 2018 (unaudited)	For the Period Ended June 30, 2018*
Net Asset Value, Beginning of Period	$27.29	$24.94
Income (Loss) from Operations:
Net Investment Income (Loss)(a)	0.04	0.08
Net Realized and Unrealized Gain (Loss)	(5.94)	2.35
Total Income (Loss) from Operations	(5.90)	2.43
Less Distributions From:
Net Investment Income (Loss)	(0.04)	(0.08)
Capital Gains	(2.65)	—
Total Distributions	(2.69)	(0.08)
Net Assets Value, End of Period	$18.70	$27.29

Total Return(b)	(21.49)%	9.77%
Net Assets, End of Period (thousands)	$1,870	$2,729
Ratios of Average Net Assets:
Net Expenses	0.95%**	0.95%**
Net Investment Income (Loss)	0.32%**	0.54%**
Portfolio Turnover Rate(c)	64%	3%

*	Inception Date, November 30, 2017.
**	Annualized.
(a)	Per share amounts have been calculated using the average shares method.
(b)	Total Return reflects fee waivers and/or expense reimbursements and assume reinvestment of dividend distribution. In the absence of fee waivers and/or expense reimbursements, the total return would have been lower. Past performance is no guarantee of future results.
(c)	Portfolio turnover rate is not annualized for periods less than one year and does not include securities received or delivered from processing creations or redemptions.

The accompanying notes are an integral part of the financial statements.

29

USCF ETF TRUST – USCF SUMMERHAVEN SHPEN INDEX FUND
FINANCIAL HIGHLIGHTS

SELECTED DATA FOR A SHARE OF COMMON STOCK OUTSTANDING THROUGHOUT THE PERIOD INDICTED:

	For the Six Months Ended December 31, 2018 (unaudited)	For the Period Ended June 30, 2018*
Net Asset Value, Beginning of Period	$27.85	$25.20
Income (Loss) from Operations:
Net Investment Income (Loss)(a)	0.02	0.01
Net Realized and Unrealized Gain (Loss)	(7.86)	2.66
Total Income (Loss) from Operations	(7.84)	2.67
Less Distributions From:
Net Investment Income (Loss)	(0.02)	(0.02)
Capital Gains	(3.38)	—
Total Distributions	(3.40)	(0.02)
Net Assets Value, End of Period	$16.61	$27.85

Total Return(b)	(28.05)%	10.59%
Net Assets, End of Period (thousands)	$1,661	$2,785
Ratios of Average Net Assets:
Net Expenses	0.95%**	0.95%**
Net Investment Income (Loss)	0.15%**	0.09%**
Portfolio Turnover Rate(c)	82%	1%

*	Inception Date, November 30, 2017.
**	Annualized.
(a)	Per share amounts have been calculated using the average shares method.
(b)	Total Return reflects fee waivers and/or expense reimbursements and assume reinvestment of dividend distribution. In the absence of fee waivers and/or expense reimbursements, the total return would have been lower. Past performance is no guarantee of future results.
(c)	Portfolio turnover rate is not annualized for periods less than one year and does not include securities received or delivered from processing creations or redemptions.

The accompanying notes are an integral part of the financial statements.

30	Semi-Annual Report December 31, 2018

USCF ETF TRUST – USCF SUMMERHAVEN DYNAMIC COMMODITY
STRATEGY NO K-1 FUND CONSOLIDATED FINANCIAL HIGHLIGHTS

SELECTED DATA FOR A SHARE OF COMMON STOCK OUTSTANDING THROUGHOUT THE PERIOD INDICATED:

	For the Six Months Ended December 31, 2018 (unaudited)	For the Period Ended June 30, 2018*
Net Asset Value, Beginning of Period	$21.94	$22.00
Income (Loss) from Operations:
Net Investment Income (Loss)(a)	0.12	0.02
Net Realized and Unrealized Gain (Loss)	(3.11)	(0.06)
Total Income (Loss) from Operations	(2.99)	(0.04)
Less Distributions From:
Net Investment Income (Loss)	(0.11)	(0.02)
Capital Gains	—	—
Total Distributions	(0.11)	(0.02)
Net Asset Value, End of Period	$18.84	$21.94

Total Return(b)	(13.67)%	(0.17)%
Net Assets, End of Period (thousands)	$3,768	$8,774
Ratios of Average Net Assets:
Net Expenses	0.80%**	0.80%**
Net Investment Income (Loss)	1.17%**	0.67%**
Portfolio Turnover Rate(c)	46%	19%

*	Inception Date, May 2, 2018.
**	Annualized.
(a)	Per share amounts have been calculated using the average shares method.
(b)	Total Return may reflect fee waivers and/or expense reimbursements and assume reinvestment of dividend distribution. In the absence of fee waivers and/or expense reimbursements, the total return would have been lower. Past performance is no guarantee of future results.
(c)	Portfolio turnover rate is not annualized for periods less than one year and does not include securities received or delivered from processing creations or redemptions.

The accompanying notes are an integral part of the financial statements.

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USCF ETF TRUST
NOTES TO FINANCIAL STATEMENTS
DECEMBER 31, 2018 (unaudited)

NOTE 1 – ORGANIZATION

The USCF ETF Trust (the “Trust”) was organized as a Delaware statutory trust in accordance with a Declaration of Trust dated November 6, 2013. The Declaration of Trust was amended and restated on June 16, 2014. The Trust is authorized to have multiple segregated series or portfolios. The Trust is an open-end management investment company registered under the Investment Company Act of 1940 (the “1940 Act”). The Trust currently consists of three investment portfolios, each of which is an exchange-traded fund (“ETF”): the USCF SummerHaven SHPEI Index Fund (“BUY”), the USCF SummerHaven SHPEN Index Fund (“BUYN”) and the USCF SummerHaven Dynamic Commodity Strategy No K-1 Fund (“SDCI”) (each a “Fund” and collectively, the “Funds”). BUY and BUYN commenced operations on November 30, 2017. Shares of BUY and BUYN were listed on the NYSE Arca Equity, Inc. (“NYSE Arca”) on December 1, 2017. SDCI commenced operations on May 2, 2018. Shares of SDCI were listed on NYSE Arca on May 3, 2018. Other series or portfolios may be added to the Trust in the future. USCF Advisers, LLC serves as the investment adviser to each of the Funds (the “Adviser”). The Adviser has been registered as an investment adviser with the Securities Exchange Commission (the “SEC”) since July 1, 2014 and is a wholly-owned subsidiary of Wainwright Holdings, Inc. SummerHaven Investment Management, LLC (the “Sub-Adviser”) serves as the sub-adviser to BUY, BUYN and to the USCF Cayman Commodity 2 (the “Subsidiary”), a wholly-owned subsidiary of SDCI.

NOTE 2 – SIGNIFICANT ACCOUNTING POLICIES

The accompanying financial statements were prepared in accordance with U.S. Generally Accepted Accounting Principles (“GAAP”), which require the use of estimates and assumptions made by management. These may affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of increases and decreases in net assets from operations during the reporting period. Actual results could differ from those estimates. The following is a summary of significant accounting policies consistently followed by the Funds in preparation of their financial statements.

Basis of Presentation

The financial statements have been prepared in conformity with GAAP as detailed in the Financial Accounting Standards Board’s (“FASB”) Accounting Standards Codification (“ASC”). The Funds are investment companies and follow the accounting and reporting guidance in FASB Topic 946.

32	Semi-Annual Report December 31, 2018

Calculation of Net Asset Value

The Net Asset Value (“NAV”) of a Fund’s shares is calculated each day the national securities exchanges are open for trading. The NAV for BUY and BUYN is calculated as of the close of regular trading on NYSE Arca, generally 4:00 p.m. New York time. For SDCI, the NAV is generally calculated at 2:30 p.m. Eastern Time. For each Fund, the time at which its NAV is calculated as described herein is its “NAV Calculation Time”. If regular trading on NYSE Arca closes earlier than 2:30 p.m. Eastern Time on a given day, the NAV of the SDCI’s shares will be calculated as of that earlier time. NAV per share is calculated by dividing the Fund’s net assets by the number of the Fund’s outstanding shares.

In calculating its NAV, a Fund generally values its assets on the basis of market quotations, last sale prices, or estimates of value furnished by a pricing service or brokers who make markets in such instruments. Debt obligations with maturities of 60 days or less are valued at amortized cost.

Fair value pricing is used by a Fund when reliable market valuations are not readily available or are not deemed to reflect current market values. Securities that may be valued using “fair value” pricing may include, but are not limited to, securities for which there are no current market quotations or whose issuer is in default or bankruptcy, securities subject to corporate actions (such as mergers or reorganizations), securities subject to non-U.S. investment limits or currency controls, and securities affected by “significant events.” An example of a significant event is an event, occurring after the close of the market in which a security trades but before a Fund’s next NAV Calculation Time that may materially affect the value of the Fund’s investment (e.g., government action, natural disaster, or significant market fluctuation). When fair-value pricing is employed, the prices of securities used by a Fund to calculate its NAV may differ from quoted or published prices for the same securities.

The value of the SDCI’s assets that trade in markets outside the United States may fluctuate on days that foreign markets are open (which may include non-Business Days). As such, the value of the SDCI’s investments may change on days when you will not be able to purchase or redeem SDCI shares.

Security Valuation

i. Securities

Investments by any Fund in securities are carried at market value. All equity securities that are traded on a national securities exchange are valued at the last sale price at the time of the close of the New York Stock Exchange (“NYSE”). If on a particular day an exchange-listed security does not trade, then the mean between the closing bids and asked prices will be used. In the case of securities listed on more than one national securities exchange, the last quoted sale, up to the time of valuation, on the exchange on which the security is principally traded will be used. If there were no sales on that exchange, the last quoted sale on the other exchange will be used.

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For securities held by any Fund that are traded on the NASDAQ, the NASDAQ Official Closing Price (e.g., the NASDAQ Closing Cross price, if available) is used. All non-NASDAQ equity securities that are not traded on a listed exchange are valued at the last sale price at the close of the NYSE. If a non-exchange listed security does not trade on a particular day, or if a last sales price or NASDAQ Official Closing Price is not available, then the mean between the closing bid and asked price will be used.

Securities having a remaining maturity of 60 days or less are valued at amortized cost, which approximates market value.

The cost of securities sold is determined on the identified cost basis. When market quotations are not readily available or when events occur that make established valuation methods unreliable, securities of the Funds may be valued at fair value determined in good faith by or under the direction of the Board of Trustees (the “Board”).

Security transactions are recorded on the dates the transactions are entered, which is the trade date.

ii. Treasuries

SDCI also may invest in U.S. government obligations. U.S. government obligations include U.S. Treasury obligations and securities issued or guaranteed by various agencies of the U.S. government, or by various instrumentalities which have been established or sponsored by the U.S. government. U.S. Treasury obligations are backed by the “full faith and credit” of the U.S. government. Securities issued or guaranteed by U.S. federal agencies and U.S. government sponsored instrumentalities may or may not be backed by the full faith and credit of the U.S. government.

iii. Fair Value Measurement

The Funds utilize various methods to measure the fair value of most of their investments on a recurring basis. GAAP establishes a hierarchy that prioritizes inputs to valuation methods. The three levels of inputs are:

Level 1 – Unadjusted quoted prices in active markets for identical assets or liabilities that the Funds have the ability to access.

Level 2 – Observable inputs other than quoted prices included in Level 1 that are observable for the asset or liability, either directly or indirectly. These inputs may include quoted prices for the identical instrument or an inactive market, prices for similar instruments, interest rates, prepayment speeds, credit risk, yield curves, default rates and similar data.

Level 3 – Unobservable inputs for the asset or liability, to the extent relevant observable inputs are not available, representing the Funds’ own assumptions about the assumptions a market participant would use in valuing the asset or liability, and would be based on the best information available.

34	Semi-Annual Report December 31, 2018

The availability of observable inputs can vary from security to security and is affected by a wide variety of factors, including, for example, the type of security, whether the security is new and not yet established in the marketplace, the liquidity of markets, and other characteristics particular to the security. To the extent that valuation is based on models or inputs that are less observable or unobservable in the market, the determination of fair value requires more judgment. Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3.

The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases for disclosure purposes, the level in the fair value hierarchy within which the fair value measurement falls in its entirety, is determined based on the lowest level input that is significant to the fair value measurement in its entirety.

The following tables summarize the valuation of securities at December 31, 2018 for the Funds, using the fair value hierarchy:

BUY

Investments, at fair value	Total	Level 1	Level 2	Level 3
Common Stocks:
Airlines	$25,178	$25,178	$—	$—
Auto Parts & Equipment	80,997	80,997	—	—
Banks	224,313	224,313	—	—
Chemicals	39,830	39,830	—	—
Commercial Services	102,774	102,774	—	—
Computers	35,574	35,574	—	—
Diversified Financial Services	44,374	44,374	—	—
Electronics	105,860	105,860	—	—
Energy-Alternate Sources	35,655	35,655	—	—
Environmental Control	8,539	8,539	—	—
Forest Products & Paper	22,823	22,823	—	—
Healthcare-Services	28,754	28,754	—	—
Home Furnishings	30,525	30,525	—	—
Insurance	53,990	53,990	—	—
Media	21,424	21,424	—	—
Miscellaneous Manufacturer	31,514	31,514	—	—
Oil & Gas	82,686	82,686	—	—
Pharmaceuticals	51,080	51,080	—	—
Retail	288,223	288,223	—	—
Semiconductors	32,970	32,970	—	—
Telecommunications	48,690	48,690	—	—
Transportation	32,395	32,395	—	—
Trucking & Leasing	15,140	15,140	—	—
Miscellaneous	389,840	389,840	—	—
Total Investments, at fair value	$1,833,148	$1,833,148	$—	$—

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BUYN

Investments, at fair value	Total	Level 1	Level 2	Level 3
Common Stocks:
Auto Manufacturers	$27,979	$27,979	$—	$—
Auto Parts & Equipment	324,323	324,323	—	—
Building Materials	17,887	17,887	—	—
Coal	56,264	56,264	—	—
Electrical Components & Equipment	50,308	50,308	—	—
Energy-Alternate Sources	98,549	98,549	—	—
Environmental Control	22,101	22,101	—	—
Food	51,748	51,748	—	—
Forest Products & Paper	69,932	69,932	—	—
Hand & Machine Tools	23,063	23,063	—	—
Iron & Steel	58,491	58,491	—	—
Machinery-Construction & Mining	36,558	36,558	—	—
Machinery-Diversified	111,805	111,805	—	—
Mining	79,159	79,159	—	—
Miscellaneous Manufacturer	38,773	38,773	—	—
Oil & Gas	420,055	420,055	—	—
Packaging & Containers	71,677	71,677	—	—
Retail	25,221	25,221	—	—
Trucking & Leasing	17,674	17,674	—	—
Total Investments, at fair value	$1,601,567	$1,601,567	$—	$—

SDCI

Investments	Total	Level 1	Level 2	Level 3
Cash Equivalents:
Time Deposit	$1,912	$1,912	$—	$—
United States Treasury Obligations	3,283,131	3,283,131	—	—
United States - Money Market Funds	368,000	368,000	—	—
Total Cash Equivalents, at fair value	$3,653,043	$3,653,043	$—	$—
Short-Term Investments:
United States Treasury Obligations	$98,405	$98,405	$—	$—
Total Short-Term Investments, at fair value	$98,405	$98,405	$—	$—

Exchange-Traded Futures Contracts:
Foreign Contacts	$(16,843)	$(16,843)	$—	$—
United States Contacts	(117,557)	(117,557)	—	—
Total Exchange-Traded Futures Contracts	$(134,400)	$(134,400)	$—	$—
Total Investments	$3,617,048	$3,617,048	$—	$—

For the six months ended December 31, 2018, the Funds did not have any transfers between Level 1, Level 2 and Level 3 securities.

36	Semi-Annual Report December 31, 2018

SDCI adopted the provisions of Accounting Standards Codification 815 – Derivatives and Hedging, which require presentation of qualitative disclosures about objectives and strategies for using derivatives, quantitative disclosures about fair value amounts and gains and losses on derivatives.

Fair Value of Derivative Instruments

Derivatives not Accounted for as Hedging Instruments	Consolidated Statement of Assets and Liabilities	Fair Value At December 31, 2018
Open Futures Contracts	Assets	$(134,400)

The Effect of Derivative Instruments on the Consolidated Statement of Operations

		For the Six Months Ended December 31, 2018
Derivatives not Accounted for as Hedging Instruments	Location of Gain (Loss) on Derivatives Recognized in Income	Realized Gain (Loss) on Derivatives Recognized in Income	Change in Unrealized Gain (Loss) on Derivatives Recognized in Income
Open Futures Contracts	Net Realized Gain (Loss) on Futures Contracts	$(832,928)

	Net Change in Unrealized Appreciation (Depreciation) on Open Futures Contracts		$(153,325)

Income

Dividend income is recorded on the ex-dividend date, as soon as information is available to the Funds. Distributions to shareholders, which are determined in accordance with income tax regulations, are also recorded on the ex-dividend date. Interest income is recorded as earned. Discounts and premiums on securities purchased are amortized over the life of the respective securities.

As of and during the period ended December 31, 2018, the Funds did not have a liability for any unrecognized tax benefits in the accompanying financial statements. The Funds file income tax returns in the U.S. federal jurisdiction and Delaware.

The Funds follow ASC 740 “Income Taxes”, which requires that the financial statements effects of a tax position taken or expected to be taken in a tax return be recognized in the financial statements when it is more likely than not, based on the technical merits, that the position will be sustained upon examination. Management has concluded that the Funds have taken no uncertain tax positions that require adjustment to the financial statements.

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Federal and Other Taxes

It is the Trust’s policy to comply with the federal income and excise tax requirements of the Internal Revenue Code of 1986, as amended, applicable to regulated investment companies. Accordingly, the Funds intend to distribute substantially all of their income and net realized gains on investments, if any, to shareholders each year. Therefore, no federal income tax provision is required in the Funds’ financial statements. Under the applicable foreign tax laws, a withholding tax may be imposed on interest, dividends and capital gains at various rates.

Management has reviewed the tax positions and has concluded that no liability for unrecognized tax benefits should be recorded related to uncertain tax positions taken on returns filed for open tax years or expected to be taken with the 2018 tax returns. Each Fund’s federal tax returns for the prior three fiscal years remain subject to examination by the Internal Revenue Service.

Dividends and Distributions

Each Fund intends to pay out dividends on a quarterly basis. Nonetheless, each Fund may not make a dividend payment every quarter. Each Fund intends to distribute its net realized capital gains, if any, to investors annually. Each Fund may occasionally be required to make supplemental distributions at some other time during the year. Distributions in cash may be reinvested automatically in additional whole shares only if the broker through whom you purchased shares makes such option available. Your broker is responsible for distributing the income and capital gain distributions to you.

For federal income tax purposes, distributions of investment income are generally taxable as ordinary income or qualified dividend income to the extent of a Fund’s current and accumulated earnings and profits. Taxes on distributions of capital gains (if any) are determined by how long a Fund owned the investments that generated them, rather than how long you have owned your Fund shares. Sales of assets held by a Fund for more than one year generally result in long-term capital gains and losses, and sales of assets held by such Fund for one year or less generally result in short-term capital gains and losses. Distributions of a Fund’s net capital gain (the excess of realized net long-term capital gains over realized net short-term capital losses) that are properly reported by such Fund as capital gain dividends (“Capital Gain Dividends”) will be taxable as long-term capital gains. For non-corporate shareholders, long-term capital gains are generally subject to tax at reduced maximum rates. Distributions of short-term capital gain will be taxable as ordinary income. Distributions of investment income properly reported by a Fund as “qualified dividend income” are generally taxed to non-corporate shareholders at the same rates applicable to long-term capital gains, provided holding periods and other requirements are met by the Fund and the shareholder. Distributions in excess of a Fund’s current and accumulated earnings and profits will first be treated as a non-taxable return of capital to the extent of a shareholder’s basis in the shares, and thereafter, as gain from the sale of shares. A shareholder’s basis in its shares will be reduced by the amount of any distribution treated as a non-taxable return of capital.

38	Semi-Annual Report December 31, 2018

In general, distributions are subject to federal income tax for the year in which they are paid. Certain distributions paid in January, however, may be treated as paid on December 31 of the prior year. Distributions are generally taxable even if they are paid from income or gains earned by a Fund before your investment (and thus were included in the price you paid for your shares).

Distributions (other than Capital Gain Dividends and dividends properly reported by us as interest-related dividends or short-term capital gain dividends) paid to individual shareholders that are neither citizens nor residents of the U.S. or to foreign entities will generally be subject to a U.S. withholding tax at the rate of 30%, unless a lower treaty rate applies.

The Trust (or financial intermediaries, such as brokers, through which shareholders own Fund shares) generally is required to withhold and remit to the U.S. Treasury a percentage of the taxable distributions and sale or redemption proceeds paid to any shareholder who fails to properly furnish a correct taxpayer identification number, who has under-reported dividend or interest income, or who fails to certify that he, she or it is not subject to such withholding. In addition, even if shareholders have provided appropriate certifications to the intermediary through which they hold shares, such withholding may apply if the intermediary is a foreign intermediary unless such foreign intermediary either enters into an agreement with the Internal Revenue Service regarding reporting or is located in a jurisdiction that has entered into an Intergovernmental Agreement with the Internal Revenue Service and such foreign intermediary is in compliance with the terms of such intergovernmental agreement and any enabling legislation or administrative actions.

Indemnification

The Trust will indemnify its officers and trustees for certain liabilities that may arise from the performance of their duties to the Trust. Additionally, in the normal course of business, the Trust enters into contracts that contain a variety of representations and warranties and which provide general indemnities. The Funds’ maximum exposure under these arrangements is unknown, as this would involve future claims that may be made against the Funds that have not yet occurred. However, the Trust expects the risk of loss due to these warranties and indemnities to be remote.

39

NOTE 3 – RISKS

The Funds’ risks include, but are not limited, to the following:

Cayman Subsidiary. With respect to an investment in SDCI, there is additional risk related to the Subsidiary. The Subsidiary is an exempted company incorporated under the laws of the Cayman Islands and is a wholly-owned subsidiary of SDCI. The Subsidiary allows SDCI to gain exposure to certain types of commodity-linked derivative instruments and satisfy regulated investment company (“RIC”) tax requirements. SDCI is the sole shareholder of the Subsidiary and it is intended that SDCI will remain the sole shareholder and will continue to control the Subsidiary.

By investing in the Subsidiary, SDCI will be indirectly exposed to the risks associated with the Subsidiary’s investments. SDCI may invest up to 25% of its total assets in the Subsidiary. The accompanying Schedule of Investments and Financial Statements include the positions and accounts of the Subsidiary. All inter-fund balances and transactions, if any, have been eliminated in consolidation.

As of December 31, 2018, SDCI and the Subsidiary net assets were as follows:

Total Net Assets	Subsidiary Net Assets	% of Fund Represented by Subsidiary’s Net Assets
$ 3,767,524	$ 744,667	19.8%

Market Risk. The trading prices of equity securities fluctuate, sometimes rapidly and unpredictably, in response to a variety of factors. These factors include events impacting the entire market or a specific market segment. The market value of portfolio holdings can be volatile and change quickly. Each Fund’s NAV and market price, like market prices generally, may fluctuate significantly. As a result, an investor could lose money over short or long periods of time, including the possible loss of the entire principal amount of an investment.

Liquidity Risk. The Funds may not always be able to liquidate its investments at the desired price or time (or at all) or at prices approximating those at which the Funds currently value them. It may be difficult for the Funds to value illiquid holdings accurately. Unexpected market illiquidity may cause major losses at any time or from time to time.

Premium or Discount to NAV Risk. As with all exchange-traded funds (“ETFs”), Fund shares may be bought and sold in the secondary market at market prices. Although it is expected that the market price of the shares of a Fund will approximate the Fund’s NAV, there may be times when the market price and the NAV vary significantly, particularly in times of market stress. Thus, an investor may pay significantly more (or less) than NAV when buying shares of a Fund in the secondary market, or receive significantly more (or less) than NAV when selling those shares in the secondary market. A premium or discount to NAV may be reflected in the spread between “bid” and “ask” prices that are quoted during the course of a trading day. If an investor purchases Fund shares at a time when the market price is at a premium to the NAV of the Fund’s shares, or sells at a time when the market price is at a discount to the NAV of the Fund’s shares, an investor may sustain losses.

40	Semi-Annual Report December 31, 2018

Fluctuation of NAV Risk. The market prices of each Fund’s shares will generally fluctuate in accordance with changes in NAV as well as the relative supply of and demand for each Fund’s shares on NYSE Arca. The Adviser cannot predict whether each Fund’s shares will trade below, at, or above NAV.

Secondary Market Risk. Although each Fund’s shares are listed for trading on NYSE Arca and may be listed or traded on U.S. and non-U.S. stock exchanges other than NYSE Arca, there can be no assurance that an active trading market for such shares will develop or be maintained. Investors buying or selling Fund shares in the secondary market will pay brokerage commissions or other charges imposed by brokers and will incur the cost of the difference between “bid” and “ask” prices of the Fund’s shares.

New Fund Risk. As new funds, there can be no assurance that the Funds will grow to or maintain an economically viable size.

Correlation to Private Equity Returns Risk. The return of BUY and BUYN or its corresponding Index may not match or achieve a high degree of correlation with the return of investments in private equity funds or direct investments in private equity due to assumptions in SHIM’s proprietary methodology that prove to be incorrect or asymmetries between investments in public equity versus private equity, such as the limited liquidity (or illiquidity), infrequency of valuations, and estimated valuations associated with private equity investments.

Private Equity Investing Risk. BUY seeks to generate returns that mimic the returns of U.S. private equity funds, as measured by SHPEI. Because investing in private equity often carries a high degree of risk, the returns of private equity funds may be subject to greater volatility than the returns of funds that invest in larger, more established public companies. BUYN seeks to generate returns that mimic the returns of U.S. private equity funds that focus on natural resource investments, as measured by SHPEN. Similarly, BUY and BUYN’s returns may experience greater volatility than funds that invest in larger, more established public companies. BUY and BUYN do not invest in private equity funds nor do they invest directly in private equity of companies.

Derivatives Risk. The value of a derivative instrument, such as SDCI’s investments in Commodity Interests (as defined below), depends largely on (and is derived from) an underlying asset (or a reference rate or index). Derivative instruments such as cash-settled options, forward contracts, options on futures contracts, cleared swap contracts, swap contracts other than cleared swap contracts, and other options and swaps, collectively with the Component Futures Contracts, are called the “Commodity Interests”. Derivatives create leverage risk because they do not require payment up front equal to the economic exposure created by owning the derivative. As a result, an adverse change in the value of the underlying asset of a derivative could result in SDCI sustaining a loss that is substantially greater than the amount invested in the derivative, which may make SDCI’s returns more volatile and increase the risk of loss. SDCI may not be able to close out a derivative transaction at a favorable time or price. Derivatives may also be harder to value, less tax efficient, and subject to changing government regulation that could impact SDCI’s ability to use certain derivatives or their cost. Also, derivatives used to gain or limit exposure to a particular market segment may not provide the expected benefits, particularly during adverse market conditions. These risks are greater for SDCI than most other ETFs because SDCI will implement its investment strategy primarily through investments in Commodity Interests, which are derivative instruments.

41

Commodities Risk. Exposure to the commodities markets through investments in Commodity Interests may subject SDCI to greater volatility than investments in traditional securities. The risks and hazards that are inherent in commodity production may cause the price of commodities to fluctuate widely. Significant changes in the value of commodities may lead to volatility in SDCI’s NAV and market price.

Commodities Tax Risk. SDCI intends to qualify as a RIC under subchapter M of the Internal Revenue Code (the “Code”). If it qualifies as a RIC and satisfies certain minimum distribution requirements, SDCI will not be subject to fund-level U.S. federal income tax on income and gains that it timely distributes to shareholders. To qualify as a RIC, SDCI must satisfy certain source-of-income requirements. As discussed above, SDCI intends to gain exposure to the commodities market primarily through its investment in the Subsidiary. SDCI believes based on current law that its taxable income from the Subsidiary will be qualifying income for purposes of the RIC source-of-income requirements. If the income of SDCI from the Subsidiary is treated as non-qualifying income, SDCI might fail to qualify as a RIC and be subject to federal income tax at the fund level. Such adverse effects could also, among other consequences, limit SDCI’s ability to pursue its investment strategy. SDCI seeks to manage its investments in the Subsidiary and in Commodity Interests as necessary to maintain its qualifications as a RIC.

Cash Transaction Risk. Creation and redemption transactions are expected to generally settle through payments of cash and/or fixed income securities, which will cause SDCI to incur certain costs, such as brokerage costs, that it would not incur if it made in-kind redemptions.

NOTE 4 – INVESTMENT ADVISORY AND OTHER AGREEMENTS

Investment Adviser

The Adviser serves as the investment adviser to each Fund pursuant to an investment advisory agreement between the Trust and the Adviser. For SDCI, the Adviser also serves as investment adviser to the Subsidiary pursuant to a separate investment advisory agreement. The Sub-Adviser serves as the sub-adviser to BUY and BUY and to the Subsidiary pursuant to a sub-advisory agreement. The advisory and sub-advisory agreements for BUY and BUYN were approved by the Board at a September 22, 2017 meeting. The advisory and sub-advisory agreements for SDCI were approved by the Board at an April 9, 2018 meeting.

42	Semi-Annual Report December 31, 2018

Management Fees

Each Fund pays the Adviser a unitary management fee as compensation for its services and its assumption of Fund expenses. The Adviser is responsible for all expenses of the Fund except expenses for taxes and governmental fees; brokerage fees; commissions and other transaction expenses; costs of borrowing money, including interest expenses; securities lending expenses; extraordinary expenses (such as litigation and indemnification expenses); and fees and expenses of any independent legal counsel. The Adviser may voluntarily waive any portion of its management fee from time to time, and may discontinue or modify any such voluntary limitations in the future at its discretion. The following table lists the total management fee paid by each Fund.

Fund	Management Fee
BUY	0.95%
BUYN	0.95%
SDCI	0.80%

The Sub-Adviser receives a management fee equal to a percentage of the Fund’s average daily net assets for the services it provides to each Fund. The Sub-Adviser’s fees are calculated daily and paid monthly by the Adviser out of its management fees. The following table lists the sub-advisory fees paid to the Sub-Adviser.

Fund	Sub-Adviser Fee
BUY	0.06%
BUYN	0.06%
SDCI	0.06%

The Adviser and the Sub-Adviser (subject to the Adviser’s oversight) supervise and manage the investment portfolio of each Fund and direct the purchase and sale of each Fund’s investments.

Administrator, Custodian and Transfer Agent

Brown Brothers Harriman & Company (“BBH”) serves as the administrator, custodian and transfer agent for the Funds. Under the Administrative Agency Agreement with the Trust, BBH performs certain administrative, accounting, transfer agency and dividend disbursing services for the Funds and prepares certain reports filed with the U.S. Securities and Exchange Commission (“SEC”) on behalf of the Trust and the Funds. Under the Custodian Agreement with the Trust, BBH maintains in separate accounts: cash, securities and other assets of the Funds; keeps all necessary accounts and records, and provides other services. BBH is required, upon the order of the Trust, to deliver securities held by BBH and to make payments for securities purchased by the Trust for the Funds.

43

Buying and Selling Fund Shares

The Funds are ETFs. This means that shares of the Funds may only be purchased and sold on a national securities exchange, such as NYSE Arca, through a broker-dealer. The price of the Fund’s shares is based on market price. Because Fund shares trade at market prices rather than NAV, shares may trade at a price greater than NAV (premium) or less than NAV (discount).

Each Fund issues and redeems shares at NAV only in large blocks of shares (“Creation Baskets” and “Redemption Baskets,” respectively), which only certain institutions or large investors (typically, market makers or other broker-dealers) that have entered into an agreement with ALPS Distributors, Inc. (the “Distributor”) may purchase or redeem. Such institutions and large investors are referred to herein as “Authorized Participants” or “APs.” Currently, Creation Baskets and Redemption Baskets generally consist of 50,000 shares, though this may change from time to time. Authorized Participants are required to pay a transaction fee of $350 to compensate the Fund for brokerage and transaction expenses when purchasing Creation Baskets or redeeming Redemption Baskets.

SDCI generally issues and redeems Creation Baskets and Redemption Baskets in exchange for a designated amount of cash. BUY and BUYN generally issue and redeem Creation Baskets and Redemption Baskets in exchange for a portfolio of securities closely approximating the holdings of the BUY and BUYN and/or a designated amount of cash. To the extent that an Authorized Participant purchases a Creation Basket with cash or redeems a Redemption Basket for cash, the Authorized Participant will be subject to an additional charge no greater than 5.0%.

Distributor

The Distributor serves as the distributor of Creation Baskets and Redemption Baskets for the Funds on an agency basis. The Distributor does not maintain a secondary market in shares.

The Distributor is the distributor of the Trust. The Distributor has entered into a Distribution Agreement with the Trust pursuant to which it distributes shares of the Funds in Creation Basket aggregations. The Distributor is a broker-dealer registered under the Securities Exchange Act of 1934, as amended, and a member of the Financial Industry Regulatory Authority. Fees under the Distribution Agreement are paid by the Adviser. The Adviser may, from time to time and from its own resources, make other distribution-related payments to the Distributor or other persons.

44	Semi-Annual Report December 31, 2018

Licensing Agreements

SHIM, an affiliate of the Sub-Adviser for BUY, BUYN and the Subsidiary, owns and maintains the SHPEI, SHPEN and SDCITR (collectively, the “Indexes”). The Adviser and SHIM have entered into one or more licensing agreements (the “Licensing Agreements”) for the Trust’s use of the Indexes, for which the Adviser pays SHIM licensing fees. The licensing fees are separate from the fees paid to the Sub-Adviser for sub-advisory services provided to BUY, BUYN and the Subsidiary.

Investors cannot be assured of the continuation of the Licensing Agreements between SHIM and the Adviser for use of the Indexes. Should the Licensing Agreements between SHIM and the Adviser be terminated, the Adviser and the Board will consider available alternatives, including finding replacement indexes or liquidating the Funds. Termination of the Licensing Agreements may have an adverse effect on the performance and NAV of the Funds’ shares.

NOTE 5 – INVESTMENT TRANSACTIONS – PURCHASES AND SALES

During the six months ended December 31, 2018, the aggregate cost of purchases and proceeds from sales of investments (excluding short-term investments and in-kind transactions) were as follows:

Fund	Purchases	Sales
BUY	$1,629,778	$1,907,493
BUYN	2,037,483	2,435,243
SDCI	1,103,114	3,839,191

NOTE 6 – DISTRIBUTIONS AND TAXES

It is the policy of the Funds to qualify as regulated investment companies by complying with the requirements of the Internal Revenue Code of 1986, as amended, applicable to regulated investment companies and by distributing substantially all of their earnings to shareholders. Therefore, no federal income tax provision is required.

Income distributions and capital gain distributions are determined in accordance with tax regulations, which may differ from GAAP.

NOTE 7 – BENEFICIAL OWNERSHIP

Certain owners of the Adviser are also owners and/or trustees of the Funds. These individuals may receive benefits from any management fees paid to the Adviser.

45

NOTE 8 – CAPITAL LOSS CARRY FORWARD

Under the Regulated Investment Company Modernization Act of 2010 (the “Act”), the Funds are permitted to carry forward capital losses incurred in taxable years beginning after December 22, 2010, for an unlimited period. However, any losses incurred during those future taxable years will be required to be utilized prior to the losses incurred in pre-enactment taxable years. As a result of this, pre-enactment capital loss carryforwards may be more likely to expire unused.

NOTE 9 – TRUSTEES FEES

The Trust compensates each Trustee who is not an “interested person” of the Trust as defined in the 1940 Act. The Adviser, as a result of each Fund’s unitary management fee, pays for such compensation. The Trustees who are “interested persons” of the Trust do not receive any Trustees’ fees.

NOTE 10 – CASH MANAGEMENT TRANSACTIONS

The Funds subscribe to BBH Cash Management Service (“CMS”). The BBH CMS is an investment product that automatically sweeps the Funds’ cash balances into overnight offshore time deposits with either BBH Grand Cayman branch or branches of pre-approved world class commercial banks. This fully automated program allows the Funds to earn interest on cash balances.

Excess cash invested with deposit institutions domiciled outside of the United States, as with any offshore deposit, may be subject to sovereign actions in the jurisdiction including, but not limited to, freeze, seizure, or diminution. The Funds bear the risk associated with the repayment of principal and payment of interest on such instruments by the institution with which the deposit is ultimately placed. Balances in the BBH CMS are accounted for on a cost basis, which approximates market value.

NOTE 11 – RECENTLY ISSUED ACCOUNTING PRONOUNCEMENTS

In December 2016, the Financial Accounting Standards Board (“FASB”) released Accounting Standards Update (“ASU”) 2016-19 that makes technical changes to various sections of the Accounting Standards Codification (“ASC”), including Topic 820, Fair Value Measurement. The changes to Topic 820 are intended to clarify the difference between a valuation approach and a valuation technique. The changes to ASC 820-10-50-2 require a reporting entity to disclose, for Level 2 and Level 3 fair value measurements, a change in either or both a valuation approach and a valuation technique and the reason(s) for the change. The changes to Topic 820 are effective for fiscal years, and interim periods within those fiscal years, beginning after December 15, 2016.

46	Semi-Annual Report December 31, 2018

The Rule was adopted to modernize the reporting of information by registered investment companies. It is designed to improve the quality and type of information that all funds provide to the SEC and investors. Among other things, the Rule requires that portfolio wide and position-level information and census information be provided in a “structured data format,” which will allow the SEC to more effectively analyze the data to respond to market and fund- specific events. There are four main components of the Rule: adoption of Form N-PORT for reporting portfolio-wide and position-level information, and the rescission of Form N-Q; adoption of Form N-CEN, for reporting census-type information, and the rescission of Form N-SAR; amendments to Regulation S-X to require (among other changes) standardized reporting of derivatives holdings in a fund’s financial statements; and amendments to Forms N-1A, N-3 and N-CSR to require certain disclosures regarding a fund’s securities lending activities. Compliance dates for the Rule are August 1, 2017 for Regulation S-X, Forms N-1A, N-3 and N-CSR amendments; June 1, 2018 for Form N-CEN and June 1, 2019 for Form N-PORT as the Funds have less than $1 billion in assets.

Management is currently evaluating the implications of above announcements and their impact on financial statement disclosures.

NOTE 12 – SUBSEQUENT EVENTS

The Funds have evaluated the need for disclosure and/or adjustments resulting from subsequent events through the date the financial statements were issued. Based on this evaluation, no adjustments were required to the financial statements.

47

Investment Adviser

USCF Advisers, LLC
1850 Mt. Diablo Boulevard, Suite 640
Walnut Creek, California 94596

Administrator, Custodian and Transfer Agent

Brown Brothers Harriman & Company
50 Post Office Square
Boston, Massachusetts 02110-1548

Distributor

ALPS Distributors, Inc.
1290 Broadway, Suite 1100
Denver, Colorado 80203

Independent Registered Public Accounting Firm

Spicer Jeffries LLP
4601 DTC Boulevard, Suite 700
Denver, Colorado 80237

Trustees

Nicholas D. Gerber
Stuart P. Crumbaugh
Andrew F Ngim
Jeremy Henderson
John D. Schwartz
H. Abram Wilson
Thomas Gard

Proxy Voting Information

A description of the policies and procedures that the Adviser uses to determine how to vote proxies relating to portfolio securities of the Funds is available without charge by contacting the Funds at 1.800.920.0259, on the Funds’ website at www.uscfinvestments.com and on the SEC’s website at www.sec.gov. Information regarding how the Funds voted such proxies since inception to the period ended December 31, 2018 is also available without charge by calling the Funds and on the SEC’s website at www.sec.gov.

Premium/Discount Information

Information about the differences between the daily market price on the secondary markets for shares of the Funds and the Funds’ net asset value may be found on the Funds’ website at www.uscfinvestments.com.

ALPS Distributors, Inc.

An investment in a Fund must be accompanied or preceded by a current prospectus which contains more information on fees, risks and expenses. Please read the prospectus carefully before investing or sending money.

ITEM 2. CODE OF ETHICS.

Not applicable to semi-annual report.

ITEM 3. AUDIT COMMITTEE FINANCIAL EXPERT.

Not applicable to semi-annual report.

Item 4. Principal Accountant Fees and Services.

Not applicable to semi-annual report.

ITEM 5. AUDIT COMMITTEE OF LISTED REGISTRANTS.

Not applicable to semi-annual report.

ITEM 6. INVESTMENTS.

(a)                 A Schedule of Investments in securities of unaffiliated issuers as of the close of the Reporting Period is included as part of the report to shareholders filed under Item 1 of this Form N-CSR.

(b)                Not applicable.

ITEM 7. DISCLOSURE OF PROXY VOTING POLICIES AND PROCEDURES FOR CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not Applicable.

ITEM 8. Portfolio Managers of Closed-End Management Investment Companies.

Not Applicable.

ITEM 9. PURCHASES OF EQUITY SECURITIES BY CLOSED-END MANAGEMENT INVESTMENT COMPANIES AND AFFILIATED PURCHASERS.

Not Applicable.

ITEM 10. SUBMISSION OF MATTERS TO A VOTE OF SECURITY HOLDERS.

There have been no changes to the procedures by which shareholders may recommend nominees to the Registrant’s Board of Trustees that would require disclosure herein.

ITEM 11. CONTROLS AND PROCEDURES.

(a) The Registrant’s principal executive officer and principal financial officer, or persons performing similar functions, have concluded that the Registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (17 CFR 270.30a-3(c)) were effective, as of a date within 90 days of the filing date of this report, based on their evaluation of these disclosure controls and procedures as required by Rule 30a-3(b) under the Investment Company Act of 1940, as amended (17 CFR 270.30a-3(b)), and Rules 13a-15(b) or 15d-15(b) under the Securities Exchange Act of 1934, as amended (17 CFR 240.13a-15(b) or 240.15d-15(b)).

(b) There was no change in the Registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act of 1940, as amended (17 CFR 270.30a-3(d)), that occurred during the period covered by this report that has materially affected, or is reasonably likely to materially affect, the Registrant’s internal control over financial reporting.

ITEM 12. DISCLOSURE OF SECURITIES LENDING ACTIVITIES FOR CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not Applicable.

ITEM 13. EXHIBITS.

(a)(1) Not applicable to semi-annual report.

(a)(2) The certifications required by Rule 30a-2(a) under the Investment Company Act of 1940, as amended, are attached hereto as Exhibit 99.CERT.

(a)(3) Not applicable.

(a)(4) Not applicable.

(b) The certifications required by Rule 30a-2(b) under the Investment Company Act of 1940, as amended, are attached hereto as Exhibit 99.906.CERT.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the Registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

USCF ETF TRUST

By:	/s/ John P. Love
Name:	John P. Love
Title:	President
(Principal Executive Officer)

Date:	March 8, 2019

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the Registrant and in the capacities and on the dates indicated.

By:	/s/ John P. Love
Name:	John P. Love
Title:	President
(Principal Executive Officer)

Date:	March 8, 2019

By:	/s/ Stuart P. Crumbaugh
Name:	Stuart P. Crumbaugh
Title:	Chief Financial Officer
(Principal Financial Officer)

Date:	March 8, 2019